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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         ARGA Investment Management, LP
                 -------------------------------
   Address:      1010 Washington Blvd
                 -------------------------------
                 6th Fl
                 -------------------------------
                 Stamford, CT, 06902
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrea Zhang
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   203-614-0805
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Andrea Zhang               Stamford, CT     February 1, 2013
   -------------------------------    -----------------   ----------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 23 (data records)
                                        --------------------

Form 13F Information Table Value Total: 312,594
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                            VALUE    SHARES/  SH/  PUT/  INVSTMT              ---VOTING AUTHORITY---
       NAME OF ISSUER         -TITLE OF CLASS-  --CUSIP--  (X$1000)  PRN AMT  PRN  CALL  DSCRETN  -MANAGERS-  SOLE   SHARED   NONE
TE CONNECTIVITY LTD           REG SHS           H84989104     40924  1102477   SH         Sole                18100       0  1084377
WEATHERFORD INTERNATIONAL LT  REG SHS           H27013103     63680  5690800   SH         Sole                88200       0  5602600
RENAISSANCERE HOLDINGS LTD    COM               G7496G103     14204   174800   SH         Sole                 2900       0   171900
MARVELL TECHNOLOGY GROUP LTD  ORD               G5876H105      9527  1312100   SH         Sole                24000       0  1288100
ENSCO PLC                     SHS CLASS A       G3157S106     14529   245100   SH         Sole                 3700       0   241400
DELPHI AUTOMOTIVE PLC         SHS               G27823106     27058   707400   SH         Sole                11500       0   695900
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH    03938L104      1075    61500   SH         Sole                31300       0    30200
BP PLC                        SPONSORED ADR     055622104       373     8940   SH         Sole                 8940       0        0
BANCO SANTANDER SA            ADR               05964H105       992   121474   SH         Sole                57342       0    64132
BANK NEW YORK MELLON CORP     COM               064058100       306    11900   SH         Sole                11900       0        0
BARCLAYS PLC                  ADR               06738E204       665    38400   SH         Sole                16100       0    22300
CITIGROUP INC                 COM NEW           172967424       372     9410   SH         Sole                 9410       0        0
CREDIT SUISSE GROUP           SPONSORED ADR     225401108      1081    44004   SH         Sole                20956       0    23048
GENERAL DYNAMICS CORP         COM               369550108       201     2900   SH         Sole                 2900       0        0
GOLDMAN SACHS GROUP INC       COM               38141G104       332     2600   SH         Sole                 2600       0        0
ICONIX BRAND GROUP INC        COM               451055107       210     9400   SH         Sole                 9400       0        0
MICROSOFT CORP                COM               594918104       396    14800   SH         Sole                14800       0        0
ORACLE CORP                   COM               68389X105       230     6900   SH         Sole                 6900       0        0
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG    71654V101     18978   983300   SH         Sole                    0       0   983300
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408       634    32600   SH         Sole                15000       0    17600
POPULAR INC                   COM NEW           733174700     76408  3675285   SH         Sole                51250       0  3624035
ROYAL BK SCOTLAND GROUP PLC   SPONS ADR 20 ORD  780097689       689    63900   SH         Sole                55000       0     8900
ULTRA PETROLEUM CORP          COM               903914109     39730  2191405   SH         Sole                41000       0  2150405